June 17, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”)

Securities Act Registration No: 333-187194

Investment Company Act Registration No: 811-22811

Ladies and Gentlemen:

On behalf of the Trust and pursuant to paragraph (e) of Rule 497 of the Securities Act of 1933, as amended, transmitted herewith please find exhibits containing interactive data format (“XBRL”) risk/return summary information that mirrors the risk/return summary information filed in the supplement, dated June 8, 2020 to the Prospectus, dated October 28, 2019, as supplemented, for the Trust’s Bridge Builder Small/Mid Cap Growth Fund (the “497(e) Filing”). The purpose of the filing is to submit the 497(e) Filing in XBRL for the Trust.

If you have any questions regarding the enclosed or require further information, please contact the undersigned at (314) 515-5242.

/s/ Helge K. Lee
Helge K. Lee
Secretary of Bridge Builder Trust

cc:	James Goundrey (via email)

Evan Posner (via email)